Document and Entity Information	3 Months Ended
Mar. 31, 2026
Document and Entity Information
Document Type	F-4/A
Entity Registrant Name	SPRING VALLEY ACQUISITION CORP. III
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002074850
Amendment Flag	false